INCOME TAX EXPENSE - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net accumulated losses - carry forward	¥ 1,449,953	¥ 904,496
Deductible advertising expense	551,431	543,743
Provision for credit losses	94,706	511,528
Accruals		46,097
Less: valuation allowance	¥ (2,096,090)	¥ (2,005,864)	¥ (1,974,108)	¥ (1,534,011)	¥ (1,252,253)